OTHER INCOME	12 Months Ended
Jun. 30, 2023
Other Income
OTHER INCOME

5. OTHER INCOME

	2023 A$	2022 A$	2021 A$
Research and development tax incentive income (1)	1,616,064	2,397,552	997,908
Export Marketing & Development Grant	-	-	100,000
Other income	45,724	25,955	116,271
Government grant income – COVID-19 relief (2)	-	-	287,883
Net unrealized foreign exchange gain	152,963	244,762	-
Net realized foreign exchange gain	22,071	115,122	57,899
Total other income	1,836,822	2,783,391	1,559,961

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

5. OTHER INCOME

(1)	R&D tax incentive

The Company’s research and development activities are eligible under an Australian government tax incentive for eligible expenditure. Management has assessed these activities and expenditure to determine which are likely to be eligible under the incentive scheme. Amounts are recognized when it has been established that the conditions of the tax incentive have been met and that the expected amount can be reliably measured. For the year ended June 30, 2023, the Company has included an item in other income of A$1,616,064, (2022: A$2,397,552, 2021: A$997,908) to recognize income over the period necessary to match the grant on a systematic basis with the costs that they are intended to compensate.

On December 5, 2019, the Treasury Laws Amendment (R&D Tax Incentive Bill 2019) was introduced into Parliament. The draft bill contains proposed amendments to the R&D tax incentive regulations. Under the proposed amendments, the refundable tax offset rate for companies with an aggregated turnover of less than A$20 million would become 41%. In lieu of that bill, the below legislation came into place.

During the 2022 financial year new legislation came into place, where for the first income year commencing on or after 1 July 2021, for companies with an aggregated turnover below A$20 million, the refundable R&D tax offset will be a premium of 18.5 percentage points above the claimant’s company tax rate. The Company has therefore calculated the R&D tax incentive for 2022 and 2023 by applying the legislation brought into effect during the 2022 financial year.

(2)	Government Grant income – COVID-19 Relief

The COVID-19 relief relates to government assistance received during the year, from the Australian Government (at both federal and state level) and the U.S. Small Business Administration, in response to the economic and financial challenges in the current economy.